Consolidated Statements of Income or Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenue
Vessel revenue	$ 600,407	$ 346,635
Operating expenses
Vessel operating costs	(161,221)	(138,152)
Voyage expenses	(7,125)	(1,622)
Charterhire	0	(4,399)
Depreciation - owned or sale and leaseback	(94,943)	(88,183)
Depreciation, right-of-use assets	(26,806)	(8,030)
General and administrative expenses	(36,010)	(31,240)
Total operating expenses	(326,105)	(271,626)
Operating income	274,302	75,009
Other (expense) and income, net
Financial expenses	(83,892)	(96,083)
Financial income	860	5,843
Other expenses, net	(702)	(13)
Total other expense, net	(83,734)	(90,253)
Net income	190,568	(15,244)
Attributable to:
Equity holders of the parent	$ 190,568	$ (15,244)
Earnings / (Loss) per share
Basic (in USD per share)	$ 3.48	$ (0.32)
Diluted (in USD per share)	$ 3.21	$ (0.32)
Basic weighted average shares outstanding (in shares)	54,747,345	48,109,924
Diluted weighted average shares outstanding (in shares)	61,801,095	48,109,924